SHARE CAPITAL AND SHARE-BASED PAYMENTS - Schedule of Number and Weighted Average Exercise Prices of Share Options (Details)		12 Months Ended
	Apr. 26, 2024 $ / shares	Dec. 31, 2025 shares $ / shares	Dec. 31, 2024 shares $ / shares	Dec. 31, 2024 shares $ / shares
Share Capital and Share-Based Payments [Abstract]
Outstanding (in shares)		422,128	1,097,150	1,097,150
Issued (in shares)		9,882,760
Exercised (in shares)		(2,258,949)	(636,024)	(636,024)
Expired/forfeited (in shares)		(246,331)	(38,998)	(38,998)
Outstanding (in shares)		7,799,608	422,128	422,128
Weighted average exercise price, Outstanding (in cad per share) | $ / shares		$ 6.31		$ 5.64
Weighted average exercise price, Exercised (in cad per share) | $ / shares		3.90		5.23
Weighted average exercise price, issued (in usd/cad per share) | (per share)	$ 5.30	4.04	$ 4.61
Weighted average exercise price, Expired/forfeited (in cad per share) | $ / shares		10.33		5.12
Weighted average exercise price, Outstanding (in cad per share) | $ / shares		$ 3.99		$ 6.31